Segment reporting - Schedule of Non-Current Assets by Geography (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 1,420,296	€ 1,284,599
EMEA
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	412,902	359,174
Italy
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	236,496	211,394
Americas
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	797,408	743,970
United States
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	785,584	730,090
Greater China Region
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	117,329	113,134
Rest of APAC
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 92,657	€ 68,321